CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) shares in Millions, $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Accounts receivable, allowance for doubtful accounts		$ 3	$ 3
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001
Ordinary shares, authorized (in shares)		200	200
Ordinary shares, issued (in shares)		109	108
Ordinary shares, outstanding (in shares)		109	108
Cash and cash equivalents	[1]	$ 104	$ 114
Accounts receivable, net	[1]	286	234
Inventories	[1]	473	499
Property, plant and equipment, net	[1]	598	640
Operating lease right-of-use assets, net	[1]	18	17
Intangible assets, net	[1]	2	2
Accounts payable	[1]	244	255
Accrued liabilities	[1]	142	106
Consolidated VIE's
Cash and cash equivalents		4	6
Accounts receivable, net		8	9
Inventories		9	6
Property, plant and equipment, net		3	3
Operating lease right-of-use assets, net		2	2
Intangible assets, net		2	2
Accounts payable		7	3
Accrued liabilities		$ 1	$ 4

[1]	At March 31, 2023 and December 31, 2022, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $6 of cash and cash equivalents; $8 and $9 of accounts receivable, net; $9 and $6 of inventories; $3 each of property, plant and equipment, net; $2 each of operating lease right of use assets; $2 each of intangible assets, net; $7 and $3 of accounts payable; $1 and $4 of accrued liabilities. See "Note 5. Variable Interest Entities."